INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2012
INVENTORIES [Abstract]
Schedule of Inventories

	June 30,	December 31,
	2012	2011
	Unaudited

Raw materials, parts and supplies	$11,073	$11,172
Work in progress	1,351	1,267
Finished products	18,522	19,494

	$30,946	$31,933